INTANGIBLES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Useful Life (in years)	10 years	10 years
Gross Book Value	$ 39	$ 32
Accumulated Amortization	4	0
Net Book Value	$ 35	$ 32
Weighted Average Remaining Useful Life (in years)	9 years	10 years